Fair value measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Debt Securities Available for sale, at fair value	$ 24,968,269	$ 21,561,152
Mortgage servicing rights	121,570	118,395	$ 150,906
Liabilities
Derivatives	(22,878)	(18,925)
US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	15,859,030	10,788,040
Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	70	60,184
Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	221,265	392,132
Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	8,887,776	10,320,561
Other
Assets
Debt Securities Available for sale, at fair value	128	235
Recurring
Assets
Debt Securities Available for sale, at fair value	24,968,269	21,561,152
Trading account debt securities, excluding derivatives	29,711	36,674
Equity securities at fair value	32,506	29,590
Mortgage servicing rights	121,570	118,395
Derivatives	26,093	20,785
Total assets measured at fair value on a nonrecurring basis	25,178,149	21,766,596
Liabilities
Derivatives	(22,878)	(18,925)
Contingent consideration	9,241
Total	(32,119)	(18,925)
Recurring | US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	15,859,030	10,788,040
Trading account debt securities, excluding derivatives	6,530	11,506
Recurring | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	70	60,184
Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Trading account debt securities, excluding derivatives	85	103
Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	221,265	392,132
Recurring | CMO
Assets
Trading account debt securities, excluding derivatives	257	346
Recurring | Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	8,887,776	10,320,561
Trading account debt securities, excluding derivatives	22,559	24,338
Recurring | Other
Assets
Debt Securities Available for sale, at fair value	128	235
Trading account debt securities, excluding derivatives	280	381
Recurring | Level 1
Assets
Debt Securities Available for sale, at fair value	0	3,499,781
Trading account debt securities, excluding derivatives	6,530	11,506
Equity securities at fair value	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Total assets measured at fair value on a nonrecurring basis	6,530	3,511,287
Liabilities
Derivatives	0	0
Contingent consideration	0
Total	0	0
Recurring | Level 1 | US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	0	3,499,781
Trading account debt securities, excluding derivatives	6,530	11,506
Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	0	0
Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	0	0
Recurring | Level 1 | CMO
Assets
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Other
Assets
Debt Securities Available for sale, at fair value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 2
Assets
Debt Securities Available for sale, at fair value	24,967,443	18,060,357
Trading account debt securities, excluding derivatives	22,703	24,509
Equity securities at fair value	32,429	29,590
Mortgage servicing rights	0	0
Derivatives	26,093	20,785
Total assets measured at fair value on a nonrecurring basis	25,048,668	18,135,241
Liabilities
Derivatives	(22,878)	(18,925)
Contingent consideration	0
Total	(22,878)	(18,925)
Recurring | Level 2 | US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	15,859,030	7,288,259
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	70	60,184
Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Trading account debt securities, excluding derivatives	85	103
Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	221,265	392,132
Recurring | Level 2 | CMO
Assets
Trading account debt securities, excluding derivatives	59	68
Recurring | Level 2 | Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	8,886,950	10,319,547
Trading account debt securities, excluding derivatives	22,559	24,338
Recurring | Level 2 | Other
Assets
Debt Securities Available for sale, at fair value	128	235
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3
Assets
Debt Securities Available for sale, at fair value	826	1,014
Trading account debt securities, excluding derivatives	478	659
Equity securities at fair value	0	0
Mortgage servicing rights	121,570	118,395
Derivatives	0	0
Total assets measured at fair value on a nonrecurring basis	122,874	120,068
Liabilities
Derivatives	0	0
Contingent consideration	9,241
Total	(9,241)	0
Recurring | Level 3 | US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	0	0
Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	0	0
Recurring | Level 3 | CMO
Assets
Trading account debt securities, excluding derivatives	198	278
Recurring | Level 3 | Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	826	1,014
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Other
Assets
Debt Securities Available for sale, at fair value	0	0
Trading account debt securities, excluding derivatives	280	$ 381
Recurring | NAV
Assets
Debt Securities Available for sale, at fair value	0
Trading account debt securities, excluding derivatives	0
Equity securities at fair value	77
Mortgage servicing rights	0
Derivatives	0
Total assets measured at fair value on a nonrecurring basis	77
Liabilities
Derivatives	0
Contingent consideration	0
Total	0
Recurring | NAV | US Treasury Securities
Assets
Debt Securities Available for sale, at fair value	0
Trading account debt securities, excluding derivatives	0
Recurring | NAV | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for sale, at fair value	0
Recurring | NAV | Obligations of Puerto Rico, States and political subdivisions
Assets
Trading account debt securities, excluding derivatives	0
Recurring | NAV | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for sale, at fair value	0
Recurring | NAV | CMO
Assets
Trading account debt securities, excluding derivatives	0
Recurring | NAV | Mortgage Backed Securities
Assets
Debt Securities Available for sale, at fair value	0
Trading account debt securities, excluding derivatives	0
Recurring | NAV | Other
Assets
Debt Securities Available for sale, at fair value	0
Trading account debt securities, excluding derivatives	$ 0